Commitments & Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Commitments & Contingencies
Note 12—Commitments and Contingencies
(A) Significant Agreements
The Company, primarily through its subsidiaries, has entered into commitments under various asset acquisition and license agreements. Additionally, the Company, through its subsidiaries, enters into agreements with contract service providers to assist in the performance of its R&D activities. Expenditures to contract research organizations and contract manufacturing organizations represent significant costs in the clinical development of its product candidates. Subject to required notice periods and certain obligations under binding purchase orders, the Company can elect to discontinue the work under these agreements at any time. The Company expects to enter into additional collaborative research, contract research, manufacturing, and supplier agreements in the future, which may require upfront payments and long-term commitments of capital resources.
(B) Loss Contingencies
The Company may be, from time to time, a party to various disputes and claims arising from normal business activities. The Company accrues for loss contingencies when available information indicates that it is probable that a liability has been incurred and the amount of such loss can be reasonably estimated, and if the Company believes that a reasonably possible loss exists, the Company discloses the facts and circumstances of the litigation or claim, including an estimable range, if possible. The Company is currently not involved in any legal proceedings with a probable and estimable material loss.
(C) Intellectual Property Agreements
As of December 31, 2021, the Company did not have any ongoing material financial commitments, other than pursuant to various asset acquisition and license agreements.
(D)
COVID-19
Pandemic
The Company has been actively monitoring the impact of the
COVID-19
pandemic on its employees and business. Based on guidance issued by federal, state and local authorities, the Company transitioned to a remote work model for its employees in March 2020 and its workforce continues to primarily work remotely.
The
COVID-19
pandemic has had a variable impact on clinical trials by disrupting certain study sites. In the conduct of business activities, the Company continues to take actions designed to protect the safety and well-being of its patients and employees. Although some of the Company’s clinical development timelines have been impacted by delays related to the
COVID-19
pandemic, the Company has not experienced material financial impacts on its business and operations as a result of the
COVID-19
pandemic. However, the impact on the Company’s future results will largely depend on future developments related to
COVID-19,
which are highly uncertain and cannot be predicted with confidence, such as the emergence of new variants, the ultimate duration and spread of the outbreak, the continuing impact of the
COVID-19
pandemic on financial markets and the global economy, travel restrictions and social distancing in the United States and other countries, business closures or business disruptions and the effectiveness of actions taken in the United States and other countries to contain, treat, and prevent the disease, including the availability and effectiveness of vaccines.
(E) Litigation
As the Company’s subsidiary, Immunovant, Inc. (“Immunovant”), has previously disclosed, in February 2021, a putative securities class action complaint was filed against Immunovant, and certain of its current and former officers in the U.S. District Court for the Eastern District of New York on behalf of a class consisting of those who acquired Immunovant’s securities from October 2, 2019 and February 1, 2021. The complaint alleged that Immunovant and certain of its officers violated Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, by making false and misleading statements regarding the safety of batoclimab and seeks unspecified monetary damages on behalf of the putative class and an award of costs and expenses, including reasonable attorneys’ fees. On December 29, 2021, the U.S. District Court appointed a lead plaintiff. On February 1, 2022, the lead plaintiff filed an amended complaint adding both (i) the Company and (ii) Immunovant’s directors and underwriters as defendants, and asserting additional claims under Section 11, 12(a)(2), and 15 of the Securities Act of 1933. Pending court approval of the parties’ stipulation, defendants are not required to respond to this amended complaint. The deadline for lead plaintiff to file the operative amended complaint is March 15, 2022. The Company expects defendants, including the Company, to file a motion to dismiss that amended complaint. The Company intends to vigorously defend the case and has not recorded a liability related to this lawsuit because, at this time, the Company is unable to reasonably estimate possible losses or determine whether an unfavorable outcome is either probable or remote.

Note 14—Commitments and Contingencies
(A) Significant Agreements
The Company, primarily through its subsidiaries has entered into commitments under various asset acquisition and license agreements including those described in Note 4, “Asset Acquisitions and License Agreements.” Additionally, the Company through its subsidiaries enters into agreements with contract service providers to assist in the performance of its R&D activities. Expenditures to contract research organizations and contract manufacturing organizations represent significant costs in the clinical development of its product candidates. Subject to required notice periods and certain obligations under binding purchase orders, the Company can elect to discontinue the work under these agreements at any time. The Company expects to enter into additional collaborative research, contract research, manufacturing, and supplier agreements in the future, which may require upfront payments and long-term commitments of capital resources.

(B) Loss Contingencies
The Company may be, from time to time, a party to various disputes and claims arising from normal business activities. The Company accrues for loss contingencies when available information indicates that it is probable that a liability has been incurred and the amount of such loss can be reasonably estimated, and if the Company believes that a reasonably possible loss exists, the Company discloses the facts and circumstances of the litigation or claim, including an estimable range, if possible. The Company is currently not involved in any legal proceedings with a probable and estimable material loss.
(C) Intellectual Property Agreements
As of March 31, 2021, the Company did not have any ongoing material financial commitments, other than pursuant to various asset acquisition and license agreements including those described in Note 4, “Asset Acquisitions and License Agreements.”
(D)
COVID-19
Pandemic
The Company has been actively monitoring the impact of the
COVID-19
pandemic on its employees and business. Based on guidance issued by federal, state and local authorities, the Company transitioned to a remote work model for its employees in March 2020 and its workforce continues to primarily work remotely.
The
COVID-19
pandemic has had a variable impact on clinical trials by disrupting certain study sites. In the conduct of business activities, the Company continues to take actions designed to protect the safety and well-
being of its patients and employees. Although some of the Company’s clinical development timelines have been impacted by delays related to the
COVID-19
pandemic, the Company has not experienced material financial impacts on its business and operations as a result of the
COVID-19
pandemic. However, the impact on the Company’s future results will largely depend on future developments related to
COVID-19,
which are highly uncertain and cannot be predicted with confidence, such as the emergence of new variants, the ultimate duration and spread of the outbreak, the continuing impact of the
COVID-19
pandemic on financial markets and the global economy, travel restrictions and social distancing in the United States and other countries, business closures or business disruptions and the effectiveness of actions taken in the United States and other countries to contain, treat, and prevent the disease, including the availability and effectiveness of vaccines.